SEGMENT INFORMATION (Schedule of Revenues and Long-Lived Assets Within Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 77,543	$ 51,517	$ 77,697
Long-lived assets	12,454	13,592
Israel [Member]
Revenues	16,525	11,517	10,152
Long-lived assets	4,193	8,077
Europe [Member]
Revenues	9,591	7,311	12,809
Long-lived assets	992	1,195
North America [Member]
Revenues	21,165	13,614	10,732
USA [Member]
Long-lived assets	3,463	12
Canada [Member]
Long-lived assets	2,970	3,295
South And Latin America [Member]
Revenues	8,813	3,118	15,159
Africa [Member]
Revenues	12,393	8,182	21,642
Others [Member]
Revenues	9,056	7,775	7,203
Long-lived assets	$ 836	$ 1,013